Cover Letter

Durham Jones & Pinegar, P.C. 192 East 200 North, Third Floor St. George, Utah 84770-2879 435.674.0400 435.628.1610 Fax www.djplaw.com	Joshua E. Little Attorney at Law jlittle@djplaw.com File No. 41483.05

June 23, 2010

VIA EDGAR
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:	Parametric Sound Corporation Registration Statement on Form 10

Ladies and Gentlemen:

On behalf of Parametric Sound Corporation (the “Company”), we are filing herewith a Registration Statement on Form 10 (the “Registration Statement”), together with certain exhibits thereto, for the registration by the Company of its common stock, par value $0.001 per share (the “Common Stock”), in connection with the spin-off of the Company from its parent company, LRAD Corporation (“LRAD”). In connection with the spin-off, the Company will issue Common Stock to LRAD, and LRAD will distribute that Common Stock to its stockholders on a pro rata basis. The Registration Statement is being filed pursuant to Staff Legal Bulletin No. 4 (September 16, 1997).

We respectfully request that the Staff send a copy of any comments that the Staff may have to the undersigned at (435) 628-1610, and that the Staff direct any questions or comments regarding the Registration Statement to the undersigned at (435) 674-0400.  Thank you.

Sincerely,

Durham Jones & Pinegar, P.C.

Joshua E. Little

Enclosures